Other Liabilities - Summary of Other liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Other Liabilities [abstract]
Accrued interest payable	$ 2,009	$ 781
Defined benefit liability (Note 18)	477	602
Gold and silver certificates	102	113
Brokers' client accounts	6,617	5,809
Derivative collateral payable	5,919	6,662
Negotiable instruments	1,267	1,149
Accrued employee compensation and benefits	2,737	2,961
Accounts payable and accrued expenses	2,608	2,259
Other	6,336	4,587
Total	$ 28,072	$ 24,923